BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Compensation of Officers of Company) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Officers	Dec. 31, 2019 USD ($) Officers		Dec. 31, 2018 USD ($) Officers
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,993	$ 2,533	[1]	$ 2,304	[1]
Share-based compensation	467	565		276
Compensation of officers	$ 2,460	$ 3,098		$ 2,580
Number of officers | Officers	5	7		6

[1]	The amount for 2019 includes one-time payments for previous-CEO on the amount of $196.